Financial risk management and impairment of financial assets - Maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial risk management and impairment of financial assets
Derivative and non derivative financial liabilities	£ 126,101	£ 210,471
Within 1 year
Financial risk management and impairment of financial assets
Derivative and non derivative financial liabilities	16,290	17,511
Between 2 and 5 years
Financial risk management and impairment of financial assets
Derivative and non derivative financial liabilities	109,315	192,370
After more than 5 years
Financial risk management and impairment of financial assets
Derivative and non derivative financial liabilities	496	590
Trade and other payables
Financial risk management and impairment of financial assets
Non derivative financial liabilities	19,576	20,790
Trade and other payables | Within 1 year
Financial risk management and impairment of financial assets
Non derivative financial liabilities	15,585	16,868
Trade and other payables | Between 2 and 5 years
Financial risk management and impairment of financial assets
Non derivative financial liabilities	3,991	3,922
Lease liabilities
Financial risk management and impairment of financial assets
Non derivative financial liabilities	2,610	2,620
Lease liabilities | Within 1 year
Financial risk management and impairment of financial assets
Non derivative financial liabilities	705	643
Lease liabilities | Between 2 and 5 years
Financial risk management and impairment of financial assets
Non derivative financial liabilities	1,409	1,387
Lease liabilities | After more than 5 years
Financial risk management and impairment of financial assets
Non derivative financial liabilities	496	590
Convertible senior secured notes
Financial risk management and impairment of financial assets
Derivative financial liabilities	103,915	187,061
Convertible senior secured notes | Between 2 and 5 years
Financial risk management and impairment of financial assets
Derivative financial liabilities	£ 103,915	£ 187,061